UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-6671

DWS Global High Income Fund, Inc.

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31/07

Date of reporting period: 07/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2007 (Unaudited)

DWS Global High Income Fund, Inc.

		Principal Amount ($) (a)	Value ($)

Bonds 116.8%
Argentina 8.3%
Banco Hipotecario SA, Series REG S, 9.75%, 4/27/2016		1,100,000	1,056,000
Central Bank of Argentina, 2.0%, 2/4/2018	ARS	1,500,000	656,031
Republic of Argentina, Series X, 7.0%, 4/17/2017		7,900,000	6,298,494

(Cost $8,875,507)			8,010,525
Brazil 22.1%
Banco Bradesco SA, Series REG S, 14.8%, 1/4/2010	BRL	7,100,000	4,109,276
Federative Republic of Brazil:
10.0%, 8/7/2011		1,240,000	1,401,200
10.5%, 7/14/2014 (b)		3,400,000	4,221,100

11.0%, 1/11/2012 (b)		1,640,000	1,947,500
11.0%, 8/17/2040 (b)		4,260,000	5,508,180
ISA Capital do Brasil SA, Series REG S, 8.8%, 1/30/2017		1,000,000	1,025,000
Nota Do Tesouro Nacional, 10.0%, 1/1/2017	BRL	6,300,000	3,125,079

(Cost $19,701,743)			21,337,335
Cayman Islands 1.7%
Parkson Retail Group Ltd.:
7.125%, 5/30/2012		200,000	193,700
7.875%, 11/14/2011		1,400,000	1,414,000

(Cost $1,620,605)			1,607,700
Colombia 6.6%
Republic of Colombia:
7.375%, 1/27/2017		900,000	959,400
7.375%, 9/18/2037		3,300,000	3,514,500
9.85%, 6/28/2027	COP	1,600,000,000	850,814
11.75%, 3/1/2010	COP	1,005,000,000	540,264
12.0%, 10/22/2015	COP	789,000,000	458,800

(Cost $6,162,748)			6,323,778
Dominican Republic 1.7%
Cerveceria Nacional Dominicana, Series REG S, 16.0%, 3/27/2012		1,000,000	1,155,000
Dominican Republic, Series REG S, 9.04%, 1/23/2018 (PIK)		393,472	442,656

(Cost $1,436,831)			1,597,656
Ecuador 1.0%
Republic of Ecuador:
Series REG S, 9.375%, 12/15/2015		800,000	708,000
Series REG S, 10.0%, 8/15/2030		300,000	252,750

(Cost $967,531)			960,750
Egypt 3.9%
Republic of Egypt:
Series 364, Zero Coupon, 2/12/2008	EGP	10,000,000	1,701,668
Series REG S, 8.75%, 7/18/2012	EGP	9,000,000	1,616,886
9.1%, 9/20/2012	EGP	2,600,000	477,455

(Cost $3,723,807)			3,796,009
El Salvador 1.6%
Republic of El Salvador, Series REG S, 7.65%, 6/15/2035 (Cost $1,392,125)		1,400,000	1,554,000
Guatemala 1.7%
Republic of Guatemala:
Series REG S, 9.25%, 8/1/2013		900,000	1,026,000
10.25%, 11/8/2011		500,000	570,000

(Cost $1,545,794)			1,596,000
Indonesia 8.0%
Government of Indonesia:
Series REG S, 6.625%, 2/17/2037		3,400,000	3,094,000
Series FR-43, 10.25%, 7/15/2022	IDR	15,130,000,000	1,686,031
Series FR-26, 11.0%, 10/15/2014	IDR	24,619,000,000	2,945,049

(Cost $7,628,811)			7,725,080
Kazakhstan 1.2%
Turanalem Finance BV, Series REG S, 8.5%, 2/10/2015 (Cost $1,381,896)		1,300,000	1,181,700
Malaysia 1.8%
Government of Malaysia, Series 1/04, 4.305%, 2/27/2009 (Cost $1,573,104)	MYR	5,900,000	1,729,820

Mexico 4.1%
Mexican Bonds:
Series M-20, 8.0%, 12/7/2023	MXN	20,900,000	1,954,260
Series M, 9.0%, 12/22/2011	MXN	20,500,000	1,958,675

(Cost $3,940,123)			3,912,935
Netherlands 2.5%
GTB Finance BV, 8.5%, 1/29/2012		1,600,000	1,556,000
Intergas Finance BV, Series REG S, 6.375%, 5/14/2017		900,000	856,791

(Cost $2,476,318)			2,412,791
Pakistan 3.7%
Republic of Pakistan, Series REG S, 6.875%, 6/1/2017 (Cost $4,113,570)		4,200,000	3,570,000
Panama 0.4%
Republic of Panama:
6.7%, 1/26/2036		300,000	297,000
7.125%, 1/29/2026		120,000	125,400

(Cost $401,130)			422,400
Peru 9.7%
Republic of Peru:
6.55%, 3/14/2037		1,100,000	1,080,750
Series REG S, 6.9%, 8/12/2037	PEN	4,200,000	1,334,110
7.35%, 7/21/2025 (b)		2,000,000	2,180,000
8.2%, 8/12/2026	PEN	10,400,000	3,820,737
9.875%, 2/6/2015		800,000	968,000

(Cost $9,524,860)			9,383,597
Philippines 4.4%
Bangko Sentral Ng Pilipinas, Series A, 8.6%, 6/15/2027 (b)		2,800,000	3,146,500
Republic of Philippines, 8.375%, 2/15/2011		1,000,000	1,052,500

(Cost $4,046,880)			4,199,000
Russia 1.7%
Red Arrow International Leasing, "A", 8.375%, 6/30/2012 (Cost $1,550,881)	RUB	41,333,983	1,669,268
Serbia 0.7%
Republic of Serbia, Series REG S, Step-up Coupon, 3.75% to 11/1/2009, 6.75% to 11/1/2024 (Cost $665,698)		700,000	644,000

South Africa 2.3%
Republic of South Africa:
5.875%, 5/30/2022		900,000	858,375
Series R-195, 10.0%, 2/28/2008	ZAR	4,800,000	670,674
Series R-196, 10.0%, 2/28/2009	ZAR	4,800,000	674,231

(Cost $2,180,383)			2,203,280
Turkey 8.8%
Republic of Turkey:
6.875%, 3/17/2036		410,000	381,300
7.25%, 3/15/2015		2,200,000	2,233,000
8.0%, 2/14/2034		810,000	860,625
Series CPI, 10.0%, 2/15/2012	TRY	2,400,000	2,088,975
15.0%, 2/10/2010	TRY	1,300,000	970,705
16.0%, 3/7/2012	TRY	2,500,000	1,926,477
20.0%, 10/17/2007	TRY	88	68

(Cost $8,569,681)			8,461,150
Ukraine 4.0%
Government of Ukraine:
Series REG S, 6.385%, 6/26/2012		2,050,000	2,034,625
Series REG S, 7.65%, 6/11/2013		1,750,000	1,825,915

(Cost $3,862,572)			3,860,540
Uruguay 0.8%
Republic of Uruguay, 8.0%, 11/18/2022 (Cost $738,120)		692,523	751,387
Venezuela 13.2%
Petroleos de Venezuela SA, 5.375%, 4/12/2027		2,600,000	1,625,000
Republic of Venezuela:
7.65%, 4/21/2025		2,200,000	2,002,000
9.25%, 9/15/2027		4,550,000	4,777,500
10.75%, 9/19/2013 (b)		3,900,000	4,348,500

(Cost $13,497,351)			12,753,000
Vietnam 0.9%
Socialist Republic of Vietnam, Series REG S, 6.875%, 1/15/2016 (Cost $884,007)		900,000	905,812

Total Bonds (Cost $112,462,076)			112,569,513
Loan Participations 6.0%
Russia 4.0%
Alfa Bank, 8.635%, 2/22/2017		1,000,000	973,200
Russian Standard Finance SA, Step-up Coupon, 8.875% to 12/16/2010, 10.375% to 12/16/2015		2,000,000	1,923,100
Vimpelcom, Series REG S, 8.25%, 5/23/2016		1,000,000	1,012,500

(Cost $4,000,000)			3,908,800
Ukraine 2.0%
Alfa Bank-Ukraine, Series 2006-02, 9.75%, 12/22/2009		1,000,000	1,002,500
Export-Import Bank of Ukraine, 7.65%, 9/7/2011		900,000	894,319

(Cost $1,918,252)			1,896,819

Total Loan Participations (Cost $5,918,252)			5,805,619
		Shares	Value ($)

Cash Equivalents 0.5%
Cash Management QP Trust, 5.35% (c) (Cost $442,759)		442,759	442,759

					% of Net Assets	Value ($)

Total Investment Portfolio (Cost $118,823,087)					123.3	118,817,891
Other Assets and Liabilities, Net					(23.3)	(22,419,953)

Net Assets					100.0	96,397,938

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

(a)					Principal amount stated in US dollars unless otherwise noted.
(b)					Securities, or a portion thereof, subject to a financing transaction.
(c)					Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
PIK: Denotes that all or a portion of the income is paid in kind.
As of July 31, 2007, the Fund had the following open forward foreign currency exchange contracts:
				Settlement	Unrealized
Contracts to Deliver		In Exchange For		Date	Appreciation ($)
BRL	1,903,000	USD	1,009,817	10/24/2007	12,620
IDR	20,430,000,000	USD	2,222,343	10/24/2007	14,816
MXN	20,612,000	USD	1,904,445	10/24/2007	37,130
TRY	5,711,000	USD	4,447,819	10/24/2007	124,952
ZAR	9,200,000	USD	1,303,910	10/24/2007	32,790
Total unrealized appreciation					222,308

				Settlement	Unrealized
Contracts to Deliver		In Exchange For		Date	Depreciation ($)
BRL	2,992,000	USD	1,519,553	10/24/2007	(48,293)
BRL	8,496,000	USD	4,420,395	10/24/2007	(31,618)
USD	1,859,492	UAH	9,330,000	10/24/2007	(3,534)
Total unrealized depreciation					(83,445)

Currency Abbreviations
ARS	Argentine Peso	PEN	Peruvian Nouveau Sol
BRL	Brazilian Real	RUB	Russian Ruble
COP	Colombian Peso	TRY	Turkish Lira
EGP	Egyptian Pound	UAH	Ukraine Hryvna
IDR	Indonesian Rupiah	USD	United States Dollar
MXN	Mexican Peso	ZAR	South African Rand
MYR	Malaysian Ringgit

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global High Income Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Global High Income Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 14, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        September 14, 2007